Subsequent Events - Additional Information (Detail) - Repurchase And Cancellation Of Treasury Shares [Member] - shares		6 Months Ended
	Feb. 05, 2024	Jan. 26, 2024
Disclosure of detailed information about business combination [line items]
Treasury shares acquired		6,090,410
Treasury shares retired	4,043,091